Stock-Based Compensation - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Stock-based compensation
Total	$ 79,383	$ 88,336
Non-cash stock-based compensation charged through Amount due from SINA	6,700	7,500
Costs of revenues
Stock-based compensation
Total	7,082	7,597
Sales and marketing
Stock-based compensation
Total	12,969	15,224
Product development
Stock-based compensation
Total	40,362	44,520
General and administrative
Stock-based compensation
Total	$ 18,970	$ 20,995